RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

4.              RELATED PARTY TRANSACTIONS

Some of the Partnership’s U.S. dollar assets are maintained at MLPF&S, which was an affiliate of the General Partner until June 1, 2011.  MLPF&S is a wholly owned subsidiary of Bank of America Merrill Lynch, which in turn had maintained a significant ownership interest in BlackRock and was an affiliate of the General Partner until June 1, 2011. For assets held in U.S. dollars, Merrill Lynch credits the Partnership with interest at the prevailing 91-day U.S. Treasury Bill rate. The Partnership is credited with interest on any of its net gains actually held by MLPF&S in non-U.S. dollar currencies at a prevailing local rate received by Merrill Lynch.  Merrill Lynch may derive certain economic benefit, in excess of the interest which Merrill Lynch pays to the Partnership, from possession of such assets.

As of May 31, 2011, $4,883,043 was held in trading accounts at MLPF&S.  For the period ended May 31, 2011, and the year ended December 31, 2010, the Partnership incurred $23,324 and $355,643, respectively, for brokerage commissions payable to MLPF&S.

Series A, F and G pay sponsor fees to BRIM at an annual rate of 1.25% and Series I pays sponsor fees at a rate of 1.00% of each Series’ month-end net assets.  Series A, F and G pay distribution fees at 3.00% of month-end net assets.  Series I does not pay distribution fees.

BRIM reimburses the Partnership for fees and expenses paid by the Partnership, not including the Trading Advisors’ Profit Shares (such fees and expenses, exclusive of the Trading Advisors’ Profit Shares, collectively referred to herein as “Capped Expenses”) that would be in excess of 1/12 of 7.25% of the Partnership’s net asset value (the “Expense Cap”) on the last business day of each month (each a “Regularly Scheduled Calculation Date”).  Because Series I is not subject to the 3.0% distribution fee, the Expense Cap for Series I is 4.25% annually, rather than the 7.25% annual Expense Cap for all other Series.  On each Regularly Scheduled Calculation Date, BRIM will waive the portion of the sponsor fees that would otherwise be payable to BRIM that is necessary to reduce the Capped Expenses until they equal the Expense Cap.  If the waiver of the sponsor fees is not sufficient to lower the Partnership’s Capped Expenses to the Expense Cap, BRIM will pay those Capped Expenses necessary so that Capped Expenses do not exceed the Expense Cap.  However, if on any Regularly Scheduled Calculation Date Capped Expenses are less than the Expense Cap, the difference is used to reimburse BRIM for any sponsor fees that were waived or any Capped Expenses paid by BRIM on preceding Calculation Dates in the same calendar year.  Any such amounts may not be used to reimburse BRIM for any sponsor fees that were waived or any Capped Expenses paid by BRIM in preceding calendar years.

As of December 31, 2012 and 2011, $117,403,824 and $196,117,766, respectively, were invested in an affiliated BlackRock money market fund. The Due from Non-Consolidated LLCs balance of $6,049,277 included in the Consolidated Statements of Financial Condition as of December 31, 2012 represents amounts owed to the Partnership by the Non-Consolidated LLCs for expenses paid on the Non-Consolidated LLCs’ behalf and subscriptions, redemptions and allocations of capital from the Partnership. The Due from Non-Consolidated LLCs and Due to Non-Consolidated LLCs balances of $37,488 and $254,832 as of December 31, 2011, respectively, represents amounts owed to and by the Partnership by the Non-Consolidated LLCs for expenses paid on the Non-Consolidated LLCs’ behalf and subscriptions, redemptions and allocations of capital from the Partnership.